Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 4) - shares	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		162,101
Convertible preferred shares, Issued	0	162,101
Convertible preferred shares, Outstanding	0	162,101
Series A
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		19,298
Convertible preferred shares, Issued		19,298
Convertible preferred shares, Outstanding		19,298
Series A-1
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		20,364
Convertible preferred shares, Issued		20,364
Convertible preferred shares, Outstanding		20,364
Series B-1
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		37,361
Convertible preferred shares, Issued		37,361
Convertible preferred shares, Outstanding		37,361
Series B-2
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		17,792
Convertible preferred shares, Issued		17,792
Convertible preferred shares, Outstanding		17,792
Series C
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		15,822
Convertible preferred shares, Issued		15,822
Convertible preferred shares, Outstanding		15,822
Series D-1
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		27,758
Convertible preferred shares, Issued		27,758
Convertible preferred shares, Outstanding		27,758
Series E
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Designated Shares Authorized		23,706
Convertible preferred shares, Issued		23,706
Convertible preferred shares, Outstanding		23,706